Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Debt securities	$ 325	$ 328
Fund investments	35	34
Marketable securities	360	362
Commodities	104	106
Time deposits with original maturity more than 90 days	2,087	125
Derivative financial instruments	130	31
Accrued interest on debt securities and time deposits	12	1
Total marketable securities, commodities, time deposits and derivative financial instruments	$ 2,693	$ 625